Document and Entity Information	Nov. 01, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001120193
Document Type	8-K/A
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Nasdaq, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38855
Entity Tax Identification Number	52-1165937
Entity Address, Address Line One	151 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	401 8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	In a Current Report on Form 8-K filed on November 3, 2023 (the “Initial 8-K”), Nasdaq, Inc., a Delaware corporation (“Nasdaq”) disclosed, among other things, that it had completed on November 1, 2023 its previously announced acquisition of Adenza Holdings, Inc., a Delaware corporation (“Adenza”), pursuant to the Agreement and Plan of Merger, dated as of June 10, 2023 (the “Merger Agreement”), by and among Nasdaq, Argus Merger Sub 1, Inc., a Delaware corporation and a direct wholly owned subsidiary of Nasdaq (“Merger Sub 1”), Argus Merger Sub 2, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Nasdaq (“Merger Sub 2”), Adenza and Argus Seller, LP (f/k/a Adenza Parent, LP), a Delaware limited partnership (“Seller”). Pursuant to the terms of the Merger Agreement, Merger Sub 1 merged with and into Adenza (the “First Merger”), with Adenza surviving the First Merger (the “Surviving Corporation”) and continuing as a wholly owned subsidiary of Nasdaq. Immediately following the First Merger, the Surviving Corporation merged with and into Merger Sub 2 (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub 2 surviving the Second Merger and continuing as a wholly owned subsidiary of Nasdaq. This Amendment No. 1 amends the Initial 8-K to include (1) the historical financial statements of Adenza and the unaudited pro forma financial information of the combined company required by Items 9.01(a) and 9.01(b) of Form 8-K, which were excluded from the Initial 8-K in reliance on the instructions to such items and (2) a presentation relating to Adenza’s historical financial results. This Amendment No. 1 does not amend any other item of the Initial 8-K.
Common Stock .01parvaluepershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ
Security Exchange Name	NASDAQ
Four Point Five Zero Zero Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2032
Trading Symbol	NDAQ32
Security Exchange Name	NASDAQ
Zero Point Nine Zero Zero Senior Unsecured Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.900% Senior Notes due 2033
Trading Symbol	NDAQ33
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Senior Notes due 2030
Trading Symbol	NDAQ30
Security Exchange Name	NASDAQ
One Point Seven Five Percent Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2029
Trading Symbol	NDAQ29
Security Exchange Name	NASDAQ